Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Liability, Fair Value, Gross Asset	$ 20.7	$ 12.2
Liability position offset by the asset position of counterparties with master netting agreements	9.0	4.9
Collateral Already Posted, Aggregate Fair Value	10.7	6.6
Collateral if debt were to fall below investment grade	1.0	0.7
Derivative Asset, Current			5.4
Derivative Asset, Noncurrent			8.0
Short-term Derivative Positions [Member]
Amount No Longer Considered Derivative		0.1	0.9
Derivative Asset, Current		11.1	5.4
Long-term Derivative Positions [Member]
Amount No Longer Considered Derivative			0.1
Derivative Asset, Noncurrent			$ 8.0